MARKETABLE SECURITIES - Schedule of marketable securities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Total marketable securities	$ 33,796,000	$ 112,949,000
Government treasury certificates
Marketable Securities [Line Items]
Total marketable securities	0	50,525,000
Money market funds
Marketable Securities [Line Items]
Total marketable securities	$ 33,796,000	$ 62,424,000